BALANCES AND TRANSACTIONS WITH RELATED PARTIES - Income Statement (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	R$ 82,732	R$ 82,415	R$ 96,419
Operating revenues (cost and other expenses)	(2,172,596)	(1,777,425)	(1,452,902)
Financial income (expenses)	(83,342)	37,532	31,215
Parent
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	2,852	2,446	0
Operating revenues (cost and other expenses)	(534,589)	(484,057)	(422,814)
Financial income (expenses)	(47,413)	6,823	14,315
Telefónica Chile
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	2,852	2,446	0
Operating revenues (cost and other expenses)	(3,549)	(2,444)	10,839
Financial income (expenses)	(11)	26	2,630
Telefónica Latinoamerica Holding
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues (cost and other expenses)	1,099	4,534	16,280
Financial income (expenses)	(38)	(775)	(428)
Telefnica
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues (cost and other expenses)	(532,139)	(486,147)	(449,933)
Financial income (expenses)	(47,364)	7,572	12,113
Other Group companies
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	79,880	79,969	96,419
Operating revenues (cost and other expenses)	(1,638,007)	(1,293,368)	(1,030,088)
Financial income (expenses)	(35,929)	30,709	16,900
Telefonica Global Solutions Participacoes [Member]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	6,047	11,242	13,928
Operating revenues (cost and other expenses)	(87,976)	(95,885)	(110,417)
Financial income (expenses)	(21)
Telefonica Moviles Argentina
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	3,204	2,304	1,148
Operating revenues (cost and other expenses)	(7,260)	(6,194)	(4,848)
Financial income (expenses)	(1,167)	132	(225)
Telefónica Innovación Digital [Member]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues (cost and other expenses)	(222,662)	(209,100)	(177,107)
Financial income (expenses)	(23,180)	10,724	5,390
Telefonica Global Technology
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues (cost and other expenses)	(77,779)	(64,435)	(74,512)
Financial income (expenses)	(5,847)	2,555	17
Telxius Cable Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	9,350	8,257	12,542
Operating revenues (cost and other expenses)	(250,233)	(215,062)	(236,318)
Financial income (expenses)	(9,884)	4,579	1,688
Telefonica Cibersegurana e Tecnologia Do Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	351	817	1,713
Operating revenues (cost and other expenses)	(278,898)	(200,290)	(152,374)
Financial income (expenses)		0
T. IoT Big Data Tech ESP
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues (cost and other expenses)	(121,052)	(114,302)	(101,757)
Financial income (expenses)	(5,732)	6,307	5,482
FiBrasil Infraestrutura e Fibra Otica
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	11,331	8,658	7,639
Operating revenues (cost and other expenses)	(385,680)	(215,377)	(49,704)
Financial income (expenses)	12,727	5,238	973
Telefónica Global Solutions [Member]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	41,586	40,095	50,969
Operating revenues (cost and other expenses)	(100,807)	(78,611)	(67,157)
Financial income (expenses)	2,213	(2,547)	1,055
Other related parties [member]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	8,011	8,596	8,480
Operating revenues (cost and other expenses)	(105,660)	(94,112)	(55,894)
Financial income (expenses)	R$ (5,038)	R$ 3,721	R$ 2,520